RELATED PARTY (Details - PPA) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Management Fee Expense	$ (21)	$ (21)	$ (42)	$ (37)